SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 50,771		$ 50,771		$ 37,415
Liabilities	31,925		31,925		41,558
Total Comprehensive Loss (Income)	3,814	$ 5,346	3,228	$ 3,440
Canada [Member]
Disclosure of operating segments [line items]
Assets	10,780		10,780		2,101
Liabilities	31,558		31,558		40,922
Total Comprehensive Loss (Income)			7,974	2,973
South Africa [Member]
Disclosure of operating segments [line items]
Assets	39,991		39,991		35,314
Liabilities	$ 367		367		$ 636
Total Comprehensive Loss (Income)			$ (4,746)	$ 467